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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year of Quarter Ended 3OTH June, 2004.

If amended report check here: |_|

DnB ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

52 Vanderbilt Ave., 12th Fl.                   New York    NY           10017
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 13TH day of August, 2004.

                                           DnB ASSET MANAGEMENT (US), INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              182

Form 13F Information Table Value Total:      403,503,027

            Item 1                  Item 2         Item 3       Item 4       Item 5
         Name of Sec            Title of Class    Cusip No     Fair Mv       SH/PRN
-----------------------------   --------------   ---------   -----------   ----------
3M                                  Common       88579Y101       306,034        3,400
Abbott Laboratories                 Common       002824100     5,002,108      122,721
Accenture                           Common       G1150G111     3,505,184      127,554
Advance Auto Parts                  Common       00751Y106       386,487        8,748
Affiliated Computer                 Common       008190100     3,484,511       65,820
Aflac                               Common       001055102     3,199,830       78,408
Agere Systems B                     Common       00845V100     2,228,572    1,036,545
Alcan                               Common       013716105       638,774       11,572
Alcoa                               Common       013817101       817,559       24,752
ALCOA Inc                           Common       013817101       629,089       19,046
Altria Group                        Common       02209S103     1,496,495       29,900
American Express                    Common       025816109     3,233,087       62,925
American International Group        Common       026874107     9,607,047      134,779
Amerisourcebergen                   Common       03073E105     2,102,343       35,168
Amgen                               Common       031162100     1,933,306       35,428
Anadarko Petroleum                  Common       032511107       697,340       11,900
Anheuser-Busch                      Common       035229103       729,000       13,500
Ann Taylor Stores                   Common       036115103     2,406,470       83,039
Anthem                              Common       03674B104     2,525,502       28,199
Apache                              Common       037411105       483,405       11,100
Appartment Inv. Management          Common       03748R101       379,475       12,190
Apple Computer                      Common       037411105       253,812        7,800
Applied Materials                   Common       038222105     3,397,438      173,162
Archer Daniels Midland              Common       039483102       686,302       40,900
Bank of America                     Common       060505104     7,176,707       84,811
Bank One                            Common       06423A103     5,367,699      105,249
BEA Systems                         Common       073325102       840,306      102,227
BearingPoint                        Common       074002106     2,551,216      287,623
Bed Bath & Beyond                   Common       075896100     2,378,940       61,871
Best Buy                            Common       086516101     2,127,173       41,923
BJ Services                         Common       055482103       539,949       11,779
Block H & R                         Common       093671105       429,120        9,000
Boeing                              Common       097023105       301,431        5,900
Boston Scientific                   Common       101137107     3,465,730       80,975
Bristol-Myers Squibb                Common       110122108     5,423,100      221,351
Cabela's                            Common       126804301       964,648       35,794
Cadence Design Systems              Common       127387108     2,677,392      183,007
Capital One Financial               Common       14040H105     3,161,823       46,239
Carnival                            Common       143658102     3,289,154       69,982
Centerpoint Energy                  Common       15189T107     1,603,100      139,400
Centex                              Common       152312104       837,225       18,300
Cheesecake Factory                  Common       163072101       374,583        9,414
ChevronTexaco                       Common       166764100     5,198,072       55,234
Chicago Mercantile Exchange         Common       172967101       861,311        5,966
Cintas                              Common       172908105     1,015,371       21,300
Cisco Systems                       Common       17275R102     4,992,879      210,670
Citigroup                           Common       172967101    12,594,246      270,844
Clear Channel Communications        Common       184502102     1,278,211       34,593

            Item 1                    Item 6: Investment Discretion        Item 7: Managers Voting Authority
         Name of Sec            Sole (a)   Shared (b)   Shared Other (c)    Sole (a)   Shared (b)   None (c)
-----------------------------   --------   ----------   ----------------   ---------   ----------   --------
3M                              Sole (a)                                       3,400
Abbott Laboratories             Sole (a)                                     122,721
Accenture                       Sole (a)                                     127,554
Advance Auto Parts              Sole (a)                                       8,748
Affiliated Computer             Sole (a)                                      65,820
Aflac                           Sole (a)                                      78,408
Agere Systems B                 Sole (a)                                   1,036,545
Alcan                           Sole (a)                                      11,572
Alcoa                           Sole (a)                                      24,752
ALCOA Inc                       Sole (a)                                      19,046
Altria Group                    Sole (a)                                      29,900
American Express                Sole (a)                                      62,925
American International Group    Sole (a)                                     134,779
Amerisourcebergen               Sole (a)                                      35,168
Amgen                           Sole (a)                                      35,428
Anadarko Petroleum              Sole (a)                                      11,900
Anheuser-Busch                  Sole (a)                                      13,500
Ann Taylor Stores               Sole (a)                                      83,039
Anthem                          Sole (a)                                      28,199
Apache                          Sole (a)                                      11,100
Appartment Inv. Management      Sole (a)                                      12,190
Apple Computer                  Sole (a)                                       7,800
Applied Materials               Sole (a)                                     173,162
Archer Daniels Midland          Sole (a)                                      40,900
Bank of America                 Sole (a)                                      84,811
Bank One                        Sole (a)                                     105,249
BEA Systems                     Sole (a)                                     102,227
BearingPoint                    Sole (a)                                     287,623
Bed Bath & Beyond               Sole (a)                                      61,871
Best Buy                        Sole (a)                                      41,923
BJ Services                     Sole (a)                                      11,779
Block H & R                     Sole (a)                                       9,000
Boeing                          Sole (a)                                       5,900
Boston Scientific               Sole (a)                                      80,975
Bristol-Myers Squibb            Sole (a)                                     221,351
Cabela's                        Sole (a)                                      35,794
Cadence Design Systems          Sole (a)                                     183,007
Capital One Financial           Sole (a)                                      46,239
Carnival                        Sole (a)                                      69,982
Centerpoint Energy              Sole (a)                                     139,400
Centex                          Sole (a)                                      18,300
Cheesecake Factory              Sole (a)                                       9,414
ChevronTexaco                   Sole (a)                                      55,234
Chicago Mercantile Exchange     Sole (a)                                       5,966
Cintas                          Sole (a)                                      21,300
Cisco Systems                   Sole (a)                                     210,670
Citigroup                       Sole (a)                                     270,844
Clear Channel Communications    Sole (a)                                      34,593

            Item 1                  Item 2         Item 3       Item 4       Item 5
         Name of Sec            Title of Class    Cusip No     Fair Mv       SH/PRN
-----------------------------   --------------   ---------   -----------   ----------
Coach                               Common       189754104     1,732,042       38,328
Coca Cola                           Common       191216100     5,612,720      111,187
Comcast                             Common       20030N101     2,008,826       71,667
Comcast A Special                   Common       20030N200       301,971       10,937
ConAgra Foods                       Common       205887102       969,464       35,800
Constellation Energy Group          Common       210371100       451,010       11,900
Corning                             Common       219350105     1,829,889      140,114
Countrywide Financial               Common       222372104     8,459,716      120,423
CVS                                 Common       126650100     1,064,955       25,344
Dean Foods                          Common       242370104       835,520       22,394
Dell                                Common       24702R101     1,181,809       32,993
Delphi Corp                         Common       247126105       592,740       55,500
Devon Energy                        Common       25179M103     1,478,400       22,400
Dollar General                      Common       256669102       542,242       27,722
Dow Chemical                        Common       260543103     1,010,133       24,819
Dow Jones & Co                      Common       260561105       302,170        6,700
Du Pont                             Common       263534109     1,159,362       26,100
EBay                                Common       278642103       330,836        3,598
Ecolab                              Common       278865100       696,988       21,987
Edison International                Common       281020107     1,217,132       47,600
Equifax                             Common       294429105       737,550       29,800
Estee Lauder                        Common       518439104     1,787,836       36,651
Exelon                              Common       30161N101       239,688        7,200
Expeditors Intl Wash                Common       302130109       405,854        8,214
Exxon Mobil                         Common       30231G102    11,299,458      254,435
Fannie Mae                          Common       313586109     4,439,948       62,219
FedEx                               Common       31428X106     1,731,828       21,200
First Data                          Common       319963104     1,635,487       36,736
Fisher Scientific                   Common       338032204       869,831       15,062
Foundry Networks                    Common       35063R100       510,741       36,300
FPL Group                           Common       302571104       249,405        3,900
Freddie Mac                         Common       313400301     3,908,459       61,745
Gannett                             Common       260561105       914,428       10,777
General Dynamics                    Common       369550108       357,480        3,600
General Electric                    Common       369604103    16,848,907      520,028
Genworth Financial Cl A             Common       37247D106     2,443,441      106,468
Gillette                            Common       375766102     1,565,578       36,924
Goldman Sachs Group                 Common       38141G104     2,367,465       25,143
Guidant                             Common       401698105     2,347,854       42,016
Harley-Davidson                     Common       412822108     3,165,072       51,099
Heinz (H.J.) Co.                    Common       423074103     1,109,360       28,300
Hershey Foods                       Common       427866108     1,365,058       29,502
Hewlett Packard                     Common       428236103     5,228,496      247,796
Honeywell International Inc         Common       438516106     3,847,322      105,032
IBM                                 Common       459200101     3,283,940       37,254
Intel                               Common       458140100     6,987,878      253,184
Intl Game Technology                Common       459902102     1,258,900       32,614
Ivax                                Common       465823102     1,596,199       66,536

            Item 1                    Item 6: Investment Discretion        Item 7: Managers Voting Authority
         Name of Sec            Sole (a)   Shared (b)   Shared Other (c)    Sole (a)   Shared (b)   None (c)
-----------------------------   --------   ----------   ----------------   ---------   ----------   --------
Coach                           Sole (a)                                      38,328
Coca Cola                       Sole (a)                                     111,187
Comcast                         Sole (a)                                      71,667
Comcast A Special               Sole (a)                                      10,937
ConAgra Foods                   Sole (a)                                      35,800
Constellation Energy Group      Sole (a)                                      11,900
Corning                         Sole (a)                                     140,114
Countrywide Financial           Sole (a)                                     120,423
CVS                             Sole (a)                                      25,344
Dean Foods                      Sole (a)                                      22,394
Dell                            Sole (a)                                      32,993
Delphi Corp                     Sole (a)                                      55,500
Devon Energy                    Sole (a)                                      22,400
Dollar General                  Sole (a)                                      27,722
Dow Chemical                    Sole (a)                                      24,819
Dow Jones & Co                  Sole (a)                                       6,700
Du Pont                         Sole (a)                                      26,100
EBay                            Sole (a)                                       3,598
Ecolab                          Sole (a)                                      21,987
Edison International            Sole (a)                                      47,600
Equifax                         Sole (a)                                      29,800
Estee Lauder                    Sole (a)                                      36,651
Exelon                          Sole (a)                                       7,200
Expeditors Intl Wash            Sole (a)                                       8,214
Exxon Mobil                     Sole (a)                                     254,435
Fannie Mae                      Sole (a)                                      62,219
FedEx                           Sole (a)                                      21,200
First Data                      Sole (a)                                      36,736
Fisher Scientific               Sole (a)                                      15,062
Foundry Networks                Sole (a)                                      36,300
FPL Group                       Sole (a)                                       3,900
Freddie Mac                     Sole (a)                                      61,745
Gannett                         Sole (a)                                      10,777
General Dynamics                Sole (a)                                       3,600
General Electric                Sole (a)                                     520,028
Genworth Financial Cl A         Sole (a)                                     106,468
Gillette                        Sole (a)                                      36,924
Goldman Sachs Group             Sole (a)                                      25,143
Guidant                         Sole (a)                                      42,016
Harley-Davidson                 Sole (a)                                      51,099
Heinz (H.J.) Co.                Sole (a)                                      28,300
Hershey Foods                   Sole (a)                                      29,502
Hewlett Packard                 Sole (a)                                     247,796
Honeywell International Inc     Sole (a)                                     105,032
IBM                             Sole (a)                                      37,254
Intel                           Sole (a)                                     253,184
Intl Game Technology            Sole (a)                                      32,614
Ivax                            Sole (a)                                      66,536

            Item 1                  Item 2         Item 3       Item 4       Item 5
         Name of Sec            Title of Class    Cusip No     Fair Mv       SH/PRN
-----------------------------   --------------   ---------   -----------   ----------
Johnson & Johnson                   Common       478160104     4,472,933       80,304
Kimberly Clark                      Common       494368103     1,205,604       18,300
Kohls                               Common       500255104       534,081       12,632
Kraft Foods                         Common       50075N104       856,659       27,041
L-3 Communications                  Common       502424104     1,168,132       17,487
Liberty Media Corp A                Common       530718105       664,613       73,928
Liz Claiborne                       Common       539320101       845,530       23,500
Macromedia                          Common       556100105     1,533,442       62,462
Marathon Oil Corp                   Common       565849106     1,104,928       29,200
Marriott International              Common       571903202       650,734       13,046
Marsh & McLennan                    Common       571748102     2,968,941       65,424
Masco Corp.                         Common       574599106     2,526,453       81,028
MBNA                                Common       55262L100     1,839,884       71,341
Mc Data                             Common       580031201     1,052,355      195,605
McDonald's                          Common       580135101       897,052       34,502
McGraw Hill                         Common       580645109       313,937        4,100
Medtronic                           Common       585055106     3,748,955       76,949
Microsoft                           Common       594918104     9,618,151      336,770
Millennium Pharmaceuticals          Common       817315104     2,147,418      155,610
Morgan Stanley                      Common       617446448     3,471,738       65,790
Motorola                            Common       620076109     1,394,081       76,388
New York Times Co Cl A              Common       650111107     1,282,059       28,675
Newmont Mining                      Common       651639106     2,080,869       53,686
Nextel                              Common       65332V103     1,433,935       53,786
Nike                                Common       654106103     1,164,959       15,379
Nisource                            Common       65473P105     1,026,876       49,800
Nordstrom                           Common       655664100       589,722       13,840
Nortel Networks                     Common       656568102       481,011       71,900
Occidental Petroleum                Common       674599105       561,556       11,600
Omnicom                             Common       681919106     1,733,403       22,841
Oracle                              Common       68389X105     5,046,163      422,981
Pactiv                              Common       695257105       917,193       36,776
Peoplesoft                          Common       712713106     2,998,369      162,074
Pepsico                             Common       713448108     3,857,161       71,588
Petco Animal Supplies               Common       716016209     1,649,732       51,218
Pfizer                              Common       717081103     8,312,866      242,499
Pioneer Natural Resources           Common       723787107     1,325,287       37,779
Pitney Bowes                        Common       724479100       544,275       12,300
Polycom                             Common       73172K104     1,606,685       71,695
Procter & Gamble                    Common       518439104     7,529,651      138,311
Progressive                         Common       532716107     2,018,625       23,665
Public Service Enterprise           Common       744573106       476,357       11,900
Qualcomm                            Common       747525103     1,462,665       20,042
Radian Group                        Common       750236101       495,669       10,348
Raytheon                            Common       755111507     1,548,841       43,300
Rockwell Collins                    Common       774341101     1,139,544       34,200
Rouse                               Common       779273101       945,345       19,902
S&P Depository Receipts             Common       78462F103     3,399,391       29,689

            Item 1                    Item 6: Investment Discretion        Item 7: Managers Voting Authority
         Name of Sec            Sole (a)   Shared (b)   Shared Other (c)    Sole (a)   Shared (b)   None (c)
-----------------------------   --------   ----------   ----------------   ---------   ----------   --------
Johnson & Johnson               Sole (a)                                      80,304
Kimberly Clark                  Sole (a)                                      18,300
Kohls                           Sole (a)                                      12,632
Kraft Foods                     Sole (a)                                      27,041
L-3 Communications              Sole (a)                                      17,487
Liberty Media Corp A            Sole (a)                                      73,928
Liz Claiborne                   Sole (a)                                      23,500
Macromedia                      Sole (a)                                      62,462
Marathon Oil Corp               Sole (a)                                      29,200
Marriott International          Sole (a)                                      13,046
Marsh & McLennan                Sole (a)                                      65,424
Masco Corp.                     Sole (a)                                      81,028
MBNA                            Sole (a)                                      71,341
Mc Data                         Sole (a)                                     195,605
McDonald's                      Sole (a)                                      34,502
McGraw Hill                     Sole (a)                                       4,100
Medtronic                       Sole (a)                                      76,949
Microsoft                       Sole (a)                                     336,770
Millennium Pharmaceuticals      Sole (a)                                     155,610
Morgan Stanley                  Sole (a)                                      65,790
Motorola                        Sole (a)                                      76,388
New York Times Co Cl A          Sole (a)                                      28,675
Newmont Mining                  Sole (a)                                      53,686
Nextel                          Sole (a)                                      53,786
Nike                            Sole (a)                                      15,379
Nisource                        Sole (a)                                      49,800
Nordstrom                       Sole (a)                                      13,840
Nortel Networks                 Sole (a)                                      71,900
Occidental Petroleum            Sole (a)                                      11,600
Omnicom                         Sole (a)                                      22,841
Oracle                          Sole (a)                                     422,981
Pactiv                          Sole (a)                                      36,776
Peoplesoft                      Sole (a)                                     162,074
Pepsico                         Sole (a)                                      71,588
Petco Animal Supplies           Sole (a)                                      51,218
Pfizer                          Sole (a)                                     242,499
Pioneer Natural Resources       Sole (a)                                      37,779
Pitney Bowes                    Sole (a)                                      12,300
Polycom                         Sole (a)                                      71,695
Procter & Gamble                Sole (a)                                     138,311
Progressive                     Sole (a)                                      23,665
Public Service Enterprise       Sole (a)                                      11,900
Qualcomm                        Sole (a)                                      20,042
Radian Group                    Sole (a)                                      10,348
Raytheon                        Sole (a)                                      43,300
Rockwell Collins                Sole (a)                                      34,200
Rouse                           Sole (a)                                      19,902
S&P Depository Receipts         Sole (a)                                      29,689

            Item 1                  Item 2         Item 3       Item 4       Item 5
         Name of Sec            Title of Class    Cusip No     Fair Mv       SH/PRN
-----------------------------   --------------   ---------   -----------   ----------
SanDisk                             Common       80004C101       451,087       20,797
SBC Communications                  Common       78387G103     2,841,906      117,192
Sepracor                            Common       817315104     1,570,337       29,685
SLM Corp                            Common       78442P106     2,359,691       58,336
Smith International                 Common       832110100       811,643       14,556
Sprint Corp FON Group               Common       852061100       918,685       52,198
SPX                                 Common       784635104     2,004,397       43,161
Staples                             Common       855030102     2,797,903       95,459
Sun Microsystems                    Common       866810104       157,108       36,200
Sysco                               Common       871829107       977,278       27,245
Take-Two Interactive Software       Common       874054109       908,507       29,651
Target                              Common       87612E106     4,165,840       98,089
Tenet Healthcare                    Common       88033G100     1,555,345      115,984
Texas Instruments                   Common       882508104     1,092,452       45,180
The DIRECTV Group                   Common       25459L106       275,310       16,100
Time Warner                         Common       887317105     4,085,926      232,419
Transkaryotic Therapies             Common       893735100     1,219,315       81,505
Tribune                             Common       896047107       461,639       10,137
TXU                                 Common       873168108       761,588       18,800
Tyco International                  Common       902124106     4,119,733      124,313
United Parcel Service               Common       911312106       864,455       11,500
United States Steel                 Common       912909108     1,254,135       35,710
United Technologies                 Common       913017109     3,012,253       32,928
USA education                       Common       78442P106       921,896       22,791
Verizon Communications              Common       92343V104     1,964,610       54,286
Viacom                              Common       925524308     2,895,213       81,053
Vornado Realty Trust                Common       929042109       965,216       16,901
Walgreen                            Common       931422109     3,950,547      109,101
Wal-Mart Stores                     Common       931142103     3,993,774       75,697
Walt Disney                         Common       254687106     2,091,990       82,071
Washington Mutual                   Common       939322103       897,144       23,218
Wells Fargo                         Common       949746101     3,870,522       67,631
Whirlpool                           Common       963320106       843,780       12,300
Whole Foods Market                  Common       966837106     1,535,981       16,092
Wyeth                               Common       983024100     5,658,208      156,477
XTO Energy                          Common       98385X106     1,041,637       34,966
Yahoo                               Common       984332106       497,721       13,700
Zions Bancorporation                Common       989701107     1,204,481       19,601
                                                             -----------   ----------
                                                             403,503,027   12,735,467
                                                             -----------   ----------

            Item 1                    Item 6: Investment Discretion        Item 7: Managers Voting Authority
         Name of Sec            Sole (a)   Shared (b)   Shared Other (c)    Sole (a)   Shared (b)   None (c)
-----------------------------   --------   ----------   ----------------   ---------   ----------   --------
SanDisk                         Sole (a)                                      20,797
SBC Communications              Sole (a)                                     117,192
Sepracor                        Sole (a)                                      29,685
SLM Corp                        Sole (a)                                      58,336
Smith International             Sole (a)                                      14,556
Sprint Corp FON Group           Sole (a)                                      52,198
SPX                             Sole (a)                                      43,161
Staples                         Sole (a)                                      95,459
Sun Microsystems                Sole (a)                                      36,200
Sysco                           Sole (a)                                      27,245
Take-Two Interactive Software   Sole (a)                                      29,651
Target                          Sole (a)                                      98,089
Tenet Healthcare                Sole (a)                                     115,984
Texas Instruments               Sole (a)                                      45,180
The DIRECTV Group               Sole (a)                                      16,100
Time Warner                     Sole (a)                                     232,419
Transkaryotic Therapies         Sole (a)                                      81,505
Tribune                         Sole (a)                                      10,137
TXU                             Sole (a)                                      18,800
Tyco International              Sole (a)                                     124,313
United Parcel Service           Sole (a)                                      11,500
United States Steel             Sole (a)                                      35,710
United Technologies             Sole (a)                                      32,928
USA education                   Sole (a)                                      22,791
Verizon Communications          Sole (a)                                      54,286
Viacom                          Sole (a)                                      81,053
Vornado Realty Trust            Sole (a)                                      16,901
Walgreen                        Sole (a)                                     109,101
Wal-Mart Stores                 Sole (a)                                      75,697
Walt Disney                     Sole (a)                                      82,071
Washington Mutual               Sole (a)                                      23,218
Wells Fargo                     Sole (a)                                      67,631
Whirlpool                       Sole (a)                                      12,300
Whole Foods Market              Sole (a)                                      16,092
Wyeth                           Sole (a)                                     156,477
XTO Energy                      Sole (a)                                      34,966
Yahoo                           Sole (a)                                      13,700
Zions Bancorporation            Sole (a)                                      19,601